Segment information (Tables)	12 Months Ended
Aug. 31, 2021
Segment information
Summary of reportable business segments

					Year ended	Year ended
					August 31,	August 31,
	Year ended August 31, 2021				2020	2019
		Rental of
		electric
		boats
		(for the 90-
		day period
	Sale of	ended	Inter-		Sale of	Sale of
	electric	August 31,	segment		electric	electric
	boats	2021)	eliminations	Total	boats	boats
	$	$	$	$	$	$
Revenue from external customers	2,158,240	1,355,548	—	3,513,788	2,417,173	2,869,377
Revenue from other segments	142,007	7,476	(149,483)	—	—	—
Segment revenues	2,300,247	1,363,024	(149,483)	3,513,788	2,417,173	2,869,377
Segment gross profit	640,228	988,644	(39,642)	1,604,182	604,390	1,285,364

Segment (loss) profit before tax	(15,581,767)	526,652	(32,255)	(15,008,317)	(2,254,223)	297,453
Research and development	1,489,953	—	—	1,489,953	—	—
Office salaries and benefits	1,557,966	199,599	—	1,754,613	315,138	372,961

					August 31,	August 31,
	August 31, 2021				2020	2019
	Sale of	Rental of	Sale of		Sale of	Sale of
	electric	electric	electric		electric	electric
	boats	boats	boats	Total	boats	boats
	$	$	$	$	$	$
Segment assets	35,175,599	12,734,296	(9,108,603)	38,801,292	3,631,625	1,914,562
Cash	17,210,266	937,555	—	18,147,821	1,296,756	—
Additions to property and equipment	432,547	145,275	(33,468)	544,354	77,966	175,952
Additions to intangible assets	1,102,662	—	—	1,102,662	—	—
Segment liabilities	2,400,829	2,938,746	(63,470)	5,276,105	2,839,710	2,046,864